March 2, 2006

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Harding, Loevner Funds, Inc. (the "Fund")
File No. 333-09341, 811-7739

Ladies and Gentlemen:
Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, please accept this letter on behalf of the Fund as certification that the Prospectuses and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 17 (the "Amendment") to the Fund’s Registration Statement on Form N-1A. The Amendment was filed electronically on February 28, 2006. Please call the undersigned at (617) 937-7843 with any questions you may have regarding this filing.

Very truly yours,

/s/ Brian C. Poole

Brian C. Poole
Assistant Secretary